Collection Period Ended 28-Feb-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
36,092,934.29 0.734459
0.00 1.000000
36,092,934.29
Interest & Principal
Payment
0.00
0.00
36,353,129.31
134,708.33
$36,487,837.64
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 20
Collection Period (from... to) 1-Feb-2013 28-Feb-2013
Determination Date 13-Mar-2013
Record Date 14-Mar-2013
Distribution Date
15-Mar-2013
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Feb-2013 15-Mar-2013 Actual/360 Days 28
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Feb-2013 15-Mar-2013 30/360 Days 30
1-m Libor 0.201200%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 451,000,000.00 367,334,151.80 331,241,217.51 80.028679
Class A-4 Notes
132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
499,834,151.80
463,741,217.51
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 608,792,333.64 572,699,399.35
Yield Supplement Overcollateralization Amount 53,171,320.50 18,371,437.35 17,210,724.33
Pool Balance
1,691,640,220.36
627,163,770.99
589,910,123.68
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes
0.311200% 0.00 0.000000 0.000000
Class A-3 Notes 0.850000% 260,195.02 0.576929 80.605608
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Total
$394,903.35
Available Funds
Distributions
Principal Collections 36,787,730.40 (1) Total Servicing Fee 522,636.48
Interest Collections 1,878,538.73 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 11,296.24 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
139,566.31
(3) Interest Distributable Amount Class A Notes
394,903.35
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 36,092,934.29
Available Collections
38,817,131.68 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
38,817,131.68
(9) Excess Collections to Certificateholders 1,806,657.56
Total Distribution
38,817,131.68
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 522,636.48 522,636.48 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 394,903.35 394,903.35 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes
260,195.02 260,195.02 0.00
thereof on Class A-4 Notes
134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
36,092,934.29 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 394,903.35 394,903.35
0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 36,092,934.29
Aggregate Principal Distributable Amount
36,092,934.29 36,092,934.29
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period 627,163,770.99 39,274
Principal Collections 25,462,723.53
Principal Collections attributable to Full Pay-offs 11,325,006.87
Principal Purchase Amounts 0.00
Principal Gross Losses
465,916.91
Pool Balance end of Collection Period 589,910,123.68 38,175
Pool Factor 34.87%
Number of Receivables
As of Cutoff Date Current
Weighted Average APR
3.62% 3.62%
Weighted Average Number of Remaining Payments
45.89 30.25
Percentage
Current 585,409,234.17 37,953 99.24%
Weighted Average Seasoning (months) 13.28 32.10
Delinquency Profile *
Amount
31-60 Days Delinquent 3,080,809.96 156 0.52%
61-90 Days Delinquent 864,695.50 47 0.15%
11,050.16
91-120 Days Delinquent 555,384.05 19 0.09%
Total 589,910,123.68 38,175 100.00%
Principal Net Losses
317,665.40
Cumulative Principal Net Losses
3,649,553.26
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 465,916.91
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.216%
Principal Recoveries 137,201.35